DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2024
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations
Operating results of the discontinued operation for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Revenues	$—	$1,006	$—	$2,062
Direct operating costs	—	(897)	—	(1,832)
General and administrative expenses	—	(54)	—	(100)
Interest expense, net	—	(74)	—	(141)
Equity accounted income (loss)	—	1	—	—
Gain on acquisitions/dispositions, net	—	—	—	14
Other income (expenses), net	—	(26)	—	(45)
Income (loss) before income tax	—	(44)	—	(42)
Current and deferred taxes	—	7	—	2
Net income (loss) from discontinued operations	$—	$(37)	$—	$(40)
Net income (loss) attributable to Brookfield Business Partners and non-controlling interests for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Income (loss) from continuing operations attributable to:
Brookfield Business Partners	$124	$116	$(26)	$(27)
Non-controlling interests	(84)	79	(108)	40
Total	$40	$195	$(134)	$13

Income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$(8)	$—	$(5)
Non-controlling interests	—	(29)	—	(35)
Total	$—	$(37)	$—	$(40)
Comprehensive income (loss) attributable to Brookfield Business Partners and non-controlling interests for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Comprehensive income (loss) from continuing operations attributable to:
Brookfield Business Partners	$127	$151	$(45)	$(9)
Non-controlling interests	(114)	156	(163)	94
Total	$13	$307	$(208)	$85

Comprehensive income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$(13)	$—	$(15)
Non-controlling interests	—	(46)	—	(64)
Total	$—	$(59)	$—	$(79)
The net cash flows attributable to the operating, investing and financing activities of the discontinued operation for the six months ended June 30, 2024 and 2023 were as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2024	2023
Operating cash flows	$—	$(62)
Financing cash flows	—	(58)
Investing cash flows	—	197
Net cash flows	$—	$77